Certain risks and concentration	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Certain risks and concentration

3.    Certain risks and concentration

(a)   PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

As mentioned in Note 1(d), in order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with its principal VIEs, namely Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan. As of December 31, 2019, Beijing Tuda owns the majority equity interests of Guanghzou Huaduo, Guangzhou Huaduo owns the majority equity interests of Guangzhou Huya, and Mr. David Xueling Li owns the majority equity interest of Guangzhou BaiGuoYuan.

Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan hold the licenses and permits necessary to conduct its internet value-added services in the PRC. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology will provide services including technology support, technology services, business support and consulting services to Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan, respectively, in exchange for service fees.

The amount of service fees payable is determined by various factors, including (a) a percentage of Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology incur for providing such services. Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology may charge up to 100% of the income in Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology, respectively, from time to time. The service fees payable by Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan to Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology are determined to be up to 100% of the profits of Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIE. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment.

For the years ended December 31, 2017, 2018 and 2019, the Company’s wholly owned foreign enterprises determined that service fees of RMB279,828, RMB744,339 and RMB1,843,097 were charged to the Group’s VIEs, respectively.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai, Huya Technology, BaiGuoYuan Technology and Bilin Changxiang, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

3.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment,” which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If VIEs fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited. The Group’s ability to control the VIEs also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations, and;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

3.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

The following consolidated financial information of the Group’s VIEs excluding the intercompany items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	4,665,938	2,097,191
Restricted cash and cash equivalents	—	4,892
Short-term deposits	2,100,000	4,100,003
Restricted short-term deposits	—	650,000
Short-term investments	979,052	4,581,725
Accounts receivable, net	192,932	189,889
Amounts due from related parties	172,258	15,397
Financing receivables, net	725,336	74,247
Prepayments and other current assets	663,437	556,610
Total current assets	9,498,953	12,269,954

Non-current assets
Long-term deposits	1,000,000	—
Deferred tax assets	70,834	117,214
Investments	862,272	1,875,685
Property and equipment, net	655,402	911,427
Land use rights, net	1,784,639	1,736,544
Intangible assets, net	57,050	622,968
Right of use asset, net	—	65,840
Other non-current assets	143,240	281,989
Total non-current assets	4,573,437	5,611,667

Total assets	14,072,390	17,881,621

Liabilities
Current liabilities
Accounts payable	112,167	90,764
Deferred revenue	950,816	1,225,819
Advances from customers	101,690	150,091
Income taxes payable	162,118	319,888
Accrued liabilities and other current liabilities	2,207,138	2,657,811
Amounts due to related parties	28,336	208,833
Lease liabilities due within one year	—	34,292
Short-term loans	—	270,565
Total current liabilities	3,562,265	4,958,063

Non-current liabilities
Lease liabilities	—	31,105
Deferred revenue	86,977	228,111
Deferred tax liabilities	—	85,479
Other non-current liabilities	—	11,495
Total non-current liabilities	86,977	356,190

Total liabilities	3,649,242	5,314,253

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net revenues	11,577,104	15,740,097	21,205,945
Net income	2,766,279	3,475,109	4,797,984

3.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net cash provided by operating activities	3,974,085	4,672,879	6,267,972
Net cash used in investing activities	(3,571,668)	(1,212,622)	(4,985,027)
Net cash provided by financing activities	66,875	—	271,333
	469,292	3,460,257	1,554,278

(b)  Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s oversea operation and investing and financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(c)   Credit risk

Assets that potentially expose the Group to credit risk primarily consist of cash and cash equivalents, short-term deposits, long-term deposits, short-term investments, accounts receivable, financing receivables, amounts due from related parties, prepayments and other current assets.

As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents, short-term deposits, short-term investments and long-term deposits were placed with the PRC and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents and term deposits during the years ended December 31, 2017, 2018 and 2019 and believes that its credit risk to be minimal.

The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on the payment platforms, game platforms, customers and the ongoing monitoring process of outstanding balances.

The Group is exposed to default risk on its financing receivables. The Group conducts credit evaluations of customers in finance business, either on an individual or collective basis. The Group also considers the value of collateral assets when assessing the collectability of certain financing receivables. Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. Amounts due from related parties, prepayments and other current assets are typically unsecured. In evaluating the collectability of the balance, the Group considers many factors, including the related parties and third parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.